SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted-Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Basic Weighted-Average Shares To Diluted Weighted-Average Shares [Line Items]
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,645,346,902	1,604,213,324	1,595,552,022
Incremental weighted-average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	12,916,094	12,641,358
Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,658,262,996	1,616,854,682	1,595,552,022